Advisors Capital International Fund
	Schedule of Investments
	December 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
2,750	MTU Aero Engines Holding AG - ADR	$ 573,183
31,500	Saab AB - ADR	912,555
		1,485,738	3.87%

Air & Gas Compressors
68,200	Atlas Copco AB - ADR	1,221,462	3.18%

Airports, Flying Fields & Airport Terminal Services
9,100	Central North Airport Group - ADR	989,807	2.58%

Auto Manufacturers
42,100	BYD Company Limited - ADR	509,831	1.33%

Banks- Regional
5,000	DBS Group Holdings Ltd - ADR	878,050
57,900	PT Bank Central Asia Tbk - ADR	693,063
		1,571,113	4.09%

Beverages
6,000	LVMH Moet Hennessy Louis Vuitton SA - ADR	904,860
22,300	Pernod Ricard SA - ADR	382,445
		1,287,305	3.35%

Commercial Banks, NEC
8,100	The Toronto-Dominion Bank (Canada)	763,020	1.99%

Credit Services
15,300	Krung Thai Bank PLC - ADR	118,881	0.31%

Diagnostics & Research
43,500	Sonic Healthcare LTD - ADR	656,850	1.71%

Discount Stores
22,100	Wal-Mart de Mexico SA - ADR	688,857	1.79%

Drug Manufacturers - General
56,700	Santen Pharmaceutical Co. Ltd - ADR	584,010	1.52%

Drug Manufacturers - Specialty & Generic
16,500	Merck KGaA - ADR	473,220	1.23%

Electrical Supplies
35,556	Rexel SA - ADR	1,393,795	3.63%

Entertainment
43,100	Universal Music Group N.V. - ADR	562,024	1.46%

Financial Data & Stock Exchanges
28,600	Deutsche Boerse AG - ADR	751,894	1.96%

Gold and Silver Ores
11,400	Agnico Eagle Mines Limited (Canada)	1,932,642	5.03%

Grocery Stores
63,600	Seven & I Holdings Co. Ltd. - ADR	916,476	2.38%

Insurance Agents, Brokers & Service
4,100	Aon plc - Class A (Ireland)	1,446,808	3.76%

Leisure
4,400	ANTA Sports Products Limited - ADR	1,137,488
48,400	Thule Group AB - ADR	619,520
		1,757,008	4.56%

Marine Shipping
28,200	SITC International Holdings Company Limited - ADR	1,097,685	2.86%

Medical Instruments & Supplies
38,600	Coloplast AS - ADR	328,100	0.85%

National Commercial Banks
28,800	UBS Group AG (Switzerland)	1,333,728	3.47%

Oil & Gas Field Services, NEC
34,500	Core Laboratories Inc.	553,035
17,000	SLB Ltd.	652,460
		1,205,495	3.14%

Radio Broadcasting
12,500	Tencent Holdings Ltd. - ADR	956,875	2.49%

Semiconductors & Related Devices
43,770	Disco Corporation - ADR	1,333,234
14,000	Tokyo Electron Limited - ADR	1,555,400
		2,888,634	7.51%

Services - Business Services, NEC
2,300	Accenture PLC - Class A (Ireland)	617,090
21,300	RELX PLC - ADR	860,946
		1,478,036	3.85%

Services - Computer Programming, Data Processing, Etc.
2,400	Flutter Entertainment PLC * (Ireland)	516,096	1.34%

Services - Prepackaged Software
21,700	Dassault Systemes SE - ADR	605,864
1,500	SAP SE - ADR	364,365
		970,229	2.52%

Specialty Business Services
12,300	Intertek Group PLC - ADR	766,044	1.99%

Specialty Chemicals
87,200	Fuchs SE - ADR	980,564
20,600	Givaudan SA - ADR	1,628,636
		2,609,200	6.79%

Specialty Industrial Machinery
18,300	Schneider Electric SE - ADR	1,005,301	2.62%

Total for Common Stocks (Cost - $32,247,113)		34,266,164	89.16%

EXCHANGE TRADED FUNDS
37,400	Franklin Templeton FTSE India ETF	1,443,266
32,400	Vanguard Developed Markets Index Fund ETF	2,024,028

Total for Exchange Traded Funds (Cost $3,213,359)		3,467,294	9.02%

MONEY MARKET FUNDS
761,597	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.61% **	761,597	1.98%
Total For Money Market Funds (Cost - $761,597)

	Total Investments	38,495,055	100.16%
	(Cost - $36,222,069)

	Liabilities in Excess of Other Assets	(64,724)	-0.16%

	Net Assets	$ 38,430,331	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at December 31, 2025.
ADR - American Depositary Receipt.